Condensed Consolidated Balance Sheets (Unaudited) (Q3) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Apr. 05, 2021	Jan. 08, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 21, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 140,662,000				$ 32,359,000					$ 7,221,000
Restricted cash	0				1,014,000					1,014,000
Accounts receivable, net	53,668,000				23,734,000					14,048,000
Inventories	11,276,000				1,686,000					4,505,000
Prepaid and other current assets	23,558,000				6,924,000					3,848,000
Total current assets	229,164,000				65,717,000					30,636,000
Investments in unconsolidated subsidiary	0				1,857,000					2,582,000
Other assets	6,265,000				3,819,000					579,000
Total assets	235,429,000				71,393,000					33,830,000
Current liabilities
Accounts payable	16,556,000				17,127,000					8,191,000
Line of credit	0				1,000,000					0
Accrued expenses and other liabilities	40,246,000				18,495,000					5,375,000
Accrued interest - related party	0				207,000					285,000
Deferred revenue	9,606,000				22,980,000					19,873,000
Total current liabilities	66,408,000				59,809,000					33,724,000
Long-term debt and other borrowings	0				784,000					1,976,000
Long-term debt - related party					0					5,857,000
Other non-current liabilities	5,662,000				3,349,000					715,000
Deferred income taxes					0					(3,000)
Total liabilities	72,070,000				63,942,000					42,275,000
Commitments and contingencies (Note 8)
Stockholders' equity
Preferred stock par value of $0.0001 per share, 10,000,000 shares authorized; none issued as of December 31, 2020 and September 30, 2021	0				0
Common stock par value of $0.0001 per share, 850,000,000 shares authorized; 66,155,340 and 84,944,145 shares issued and outstanding as of December 31, 2020 and September 30, 2021	8,000				1,000				$ 30,000,024	1,000
Treasury stock, at cost; 9,896,666 and 10,762,566 shares as of December 31, 2020 and September 30, 2021	0		$ 0	$ 0	0		$ 0			0
Additional paid-in capital	288,696,000				50,096,000					18,273,000
Accumulated other comprehensive income (loss)	6,000				(3,000)					0
Accumulated deficit	(125,351,000)				(42,643,000)					(26,719,000)
Total stockholders' equity (deficit)	163,359,000	$ 180,772,000			7,451,000	$ 16,720,000		$ 19,124,000		(8,445,000)	$ (1,856,000)
Total liabilities and stockholders' equity (deficit)	$ 235,429,000				$ 71,393,000					$ 33,830,000